                         DELAWARE GROUP TAX-FREE FUNDS

                           Delaware Tax-Free USA Fund
                         Delaware Tax-Free Insured Fund
                    Delaware Tax-Free USA Intermediate Fund

                             VOYAGEUR MUTUAL FUNDS

                Delaware National High-Yield Municipal Bond Fund

                               (each a "Fund")

                            Supplement to the Funds'
                    Class A, Class B and Class C Prospectus
                             dated October 31, 2001


The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

For all Funds, except Delaware Tax-Free USA Intermediate Fund, all references in this Prospectus to the maximum Class A sales charge are replaced with a new maximum sales charge of 4.50%. Additional changes to the Class A sales charge schedule are described below. All references in this prospectus to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B CDSC of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The Class C CDSC and maximum purchase amount are not affected.

For Delaware Tax-Free USA Intermediate Fund, all references in this prospectus to the Class B CDSC are replaced with the new Class B CDSC of 2.00% during the first year, 1.00% during the second and third years, and 0.00% thereafter. The Class A sales charge, other than the limited CDSC and dealer commission on Class A NAV purchases as described below, and the Class C CDSC and maximum purchase amount are not affected.

Delaware Tax-Free USA Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on page 3 of the Prospectus under "Profile: Delaware Tax-Free USA Fund." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                                                                               Average annual returns for periods ending 12/31/00
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10 years
                                                                                               1 year     5 years    or lifetime**
-----------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                    5.87%      2.83%         5.73%
-----------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                    5.87%      2.69%         5.61%
-----------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                            5.72%      3.23%         5.74%
-----------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                   6.02%      2.72%         3.95%
-----------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                   9.02%      2.96%         3.23%
-----------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index
  (reflects no deduction for fees, expenses or taxes)                                          11.68%      5.84%         7.32%
-----------------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

                                                                    PS-058
                                                               (J8595) BUR 9/02

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be 10.02%, 2.96% and 3.95% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be 10.02%, 2.96% and 3.23% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Class existed for less than 10 years. Lehman Brothers Municipal Bond Index returns are for 10 years. Index returns for Class B and Class C lifetimes were 6.77% and 5.94%, respectively.

What are the Fund's fees and expenses?



------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly     CLASS                                                             A         B         C
from your investments when you buy       -------------------------------------------------------------------------------------------
or sell shares of the Fund.              Maximum sales charge (load) imposed on purchases
                                          as a percentage of offering price                             4.50%      none      none
                                         -------------------------------------------------------------------------------------------
                                         Maximum contingent deferred sales charge (load)
                                          as a percentage of original purchase price or
                                          redemption price, whichever is lower                           none(1)  4.00%(2)  1.00%(3)
                                         -------------------------------------------------------------------------------------------
                                         Maximum sales charge (load) imposed on
                                          reinvested dividends                                           none      none      none
                                         -------------------------------------------------------------------------------------------
                                         Redemption fees                                                 none      none      none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are       CLASS                                                             A         B         C
deducted from the Fund's assets.         -------------------------------------------------------------------------------------------
                                         Management fees                                                0.55%     0.55%     0.55%
                                         -------------------------------------------------------------------------------------------
                                         Distribution and service
                                          (12b-1) fees                                                  0.20%(4)  1.00%     1.00%
                                         -------------------------------------------------------------------------------------------
                                         Other expenses                                                 0.14%     0.14%     0.14%
                                         -------------------------------------------------------------------------------------------
                                         Total operating expenses                                       0.89%     1.69%     1.69%
                                         -------------------------------------------------------------------------------------------
                                         Fees waivers and payments(5)                                  (0.04%)   (0.04%)   (0.04%)
                                         -------------------------------------------------------------------------------------------
                                         Net expenses                                                   0.85%     1.65%     1.65%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to              CLASS(7)                         A        B             B            C                C
help you compare the cost of                                                          (if redeemed)                 (if redeemed)
investing in the Fund to the             -------------------------------------------------------------------------------------------
cost of investing in other               1 year                         $533     $168          $568         $168             $268
mutual funds with similar                -------------------------------------------------------------------------------------------
investment objectives. We                3 years                        $717     $529          $754         $529             $529
show the cumulative amount of            -------------------------------------------------------------------------------------------
Fund expenses on a                       5 years                        $917     $914        $1,064         $914             $914
hypothetical investment of               -------------------------------------------------------------------------------------------
$10,000 with an annual 5%                10 years                     $1,493   $1,782        $1,782       $1,994           $1,994
return over the time shown.(6)           -------------------------------------------------------------------------------------------
This is an example only, and
does not represent future
expenses, which may be
greater or less than those
shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a CDSC will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first two years after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
(4) The Board of Trustees adopted a formula for calculating 12b-1 plan expenses for Delaware Tax-Free USA Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%.
(5) The investment manager has contracted to waive fees and pay expenses from September 1, 2001 through October 31, 2002 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.65% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Tax-Free Insured Fund only:

The following information, which reflects the new sales charges described on the first page of this Supplement, replaces the return and fee tables on page 5 of the Prospectus under "Profile: Delaware Tax-Free Insured Fund." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                                                                                Average annual returns for periods ending 12/31/00

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10 years
                                                                                               1 year     5 years     or lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                    6.85%      3.53%          5.58%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                    6.85%      3.29%          5.41%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                            6.08%      3.66%          5.49%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                   6.97%      3.42%          4.62%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                   9.97%      3.66%          3.98%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index
  (reflects no deduction for fees, expenses or taxes)                                          13.48%      5.99%          7.53%
------------------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Lehman Brothers Insured Municipal Bond Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be 10.97%, 3.66% and 4.62% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be 10.97%, 3.66% and 3.98% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Class existed for less than 10 years. Lehman Brothers Insured Municipal Bond Index returns are for 10 years. Index returns for Class B and Class C lifetimes were 7.20% and 5.99%, respectively.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                             A        B        C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed on purchases as a
                                            percentage of offering price                                  4.50%     none     none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales charge (load) as a
                                            percentage of original purchase price or redemption
                                            price, whichever is lower                                      none(1) 4.00%(2) 1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed on
                                            reinvested dividends                                           none     none     none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                                 none     none     none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                             A        B        C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                                0.50%    0.50%    0.50%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                          0.20%(4) 1.00%    1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                                 0.32%    0.32%    0.32%
                                           -----------------------------------------------------------------------------------------
                                           Total operating expenses                                       1.02%    1.82%    1.82%
                                           -----------------------------------------------------------------------------------------
                                           Fees waivers and payments(5)                                  (0.07%)  (0.07%)  (0.07%)
                                           -----------------------------------------------------------------------------------------
                                           Net expenses                                                   0.95%    1.75%    1.75%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to                CLASS(7)                         A        B               B           C               C
help you compare the cost of                                                              (if redeemed)               (if redeemed)
investing in the Fund to the               -----------------------------------------------------------------------------------------
cost of investing in other                 1 year                         $543     $178           $578         $178           $278
mutual funds with similar                  -----------------------------------------------------------------------------------------
investment objectives. We                  3 years                        $753     $566           $791         $566           $566
show the cumulative amount of              -----------------------------------------------------------------------------------------
Fund expenses on a                         5 years                        $981     $979         $1,129         $979           $979
hypothetical investment of                 -----------------------------------------------------------------------------------------
$10,000 with an annual 5%                  10 years                     $1,636   $1,921         $1,921       $2,132         $2,132
return over the time shown.(6)             -----------------------------------------------------------------------------------------
This is an example only, and
does not represent future
expenses, which may be
greater or less than those
shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a CDSC will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first two years after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
(4) The Board of Trustees adopted a formula for calculating 12b-1 plan expenses for Delaware Tax-Free Insured's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%.

(5) The investment manager has contracted to waive fees and pay expenses from September 1, 2001 through October 31, 2002 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Tax-Free USA Intermediate Fund only:

The following information, which reflects the new sales charges described on the first page of this Supplement, replaces the return and fee tables on page 7 of the Prospectus under "Profile: Delaware Tax-Free USA Intermediate Fund." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                                                                                 Average annual returns for periods ending 12/31/00

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10 years
                                                                                               1 year     5 years     or lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                    6.39%      4.35%          5.39%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                    6.39%      4.35%          5.39%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                            5.76%      4.43%          5.33%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                   6.53%      4.05%          4.64%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                   7.53%      4.05%          4.17%
------------------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch 3-7 Year Municipal Bond Index
  (reflects no deduction for fees, expenses or taxes)                                           8.24%      5.09%          6.04%
------------------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Merrill Lynch 3-7 Year Municipal Bond Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be 8.53%, 4.05% and 4.64% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be 8.53%, 4.05% and 4.17% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Class existed for less than 10 years. The Merrill Lynch 3-7 Year Municipal Bond Index return is for Class A lifetime. Index returns for Class B and Class C lifetimes were 5.59% and 5.09%, respectively.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly    CLASS                                                            A           B         C
from your investments when you buy      --------------------------------------------------------------------------------------------
or sell shares of the Fund.             Maximum sales charge (load) imposed on purchases as a
                                          percentage of offering price                                 2.75%       none      none
                                        --------------------------------------------------------------------------------------------
                                        Maximum contingent deferred sales charge (load)
                                          as a percentage of original purchase price or
                                          redemption price, whichever is lower                          none(1)   2.00%(2)  1.00%(3)
                                        --------------------------------------------------------------------------------------------
                                        Maximum sales charge (load) imposed on reinvested
                                          dividends                                                     none       none      none
                                        --------------------------------------------------------------------------------------------
                                        Redemption fees                                                 none       none      none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are      CLASS                                                            A            B         C
deducted from the Fund's assets.        --------------------------------------------------------------------------------------------
                                        Management fees                                                0.50%      0.50%     0.50%
                                        --------------------------------------------------------------------------------------------
                                        Distribution and service (12b-1) fees                          0.15%(4)   1.00%     1.00%
                                        --------------------------------------------------------------------------------------------
                                        Other expenses                                                 0.41%      0.41%     0.41%
                                        --------------------------------------------------------------------------------------------
                                        Total operating expenses                                       1.06%      1.91%     1.91%
                                        --------------------------------------------------------------------------------------------
                                        Fees waivers and payments(5)                                  (0.26%)    (0.26%)   (0.26%)
                                        --------------------------------------------------------------------------------------------
                                        Net expenses                                                   0.80%      1.65%     1.65%
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to             CLASS(7)                            A        B              B             C               C
help you compare the cost of                                                             (if redeemed)                 (if redeemed)
investing in the Fund to the            --------------------------------------------------------------------------------------------
cost of investing in other              1 year                           $354     $168           $368          $168            $268
mutual funds with similar               --------------------------------------------------------------------------------------------
investment objectives. We               3 years                          $578     $575           $675          $575            $575
show the cumulative amount of           --------------------------------------------------------------------------------------------
Fund expenses on a                      5 years                          $819   $1,007         $1,007        $1,007          $1,007
hypothetical investment of              --------------------------------------------------------------------------------------------
$10,000 with an annual 5%               10 years                       $1,511   $1,690         $1,690        $2,212          $2,212
return over the time shown.(6)
This is an example only, and
does not represent future
expenses, which may be
greater or less than those
shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a CDSC will apply to redemptions made within one year of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first two years after you buy them, you will pay a CDSC of 2.00%, which declines to 1.00% during the second and third years, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
(4) The Board of Trustees set the 12b-1 plan expenses for Class A shares at 0.15% of average daily net assets. The maximum fees payable under Class A's 12b-1 Plan are 0.30% of average daily net assets.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

(6) The investment manager has contracted to waive fees and pay expenses through October 31, 2002 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.65% of average daily net assets.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately five years. Information for years six through ten reflects expenses of the Class A shares.

Delaware National High-Yield Municipal Bond Fund only:

The following information, which reflects the new sales charges described on the first page of this Supplement, replaces the return and fee tables on page 9 of the Prospectus under "Profile: Delaware National High-Yield Municipal Bond Fund." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                                                                                 Average annual returns for periods ending 12/31/00

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10 years
                                                                                               1 year     5 years     or lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                    2.21%      4.31%          6.55%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                    2.21%      4.24%          6.46%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                            3.56%      4.56%          6.50%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                   2.29%        N/A          4.01%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                   5.27%        N/A          4.00%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index
  (reflects no deduction for fees, expenses or taxes)                                          11.68%      5.84%          7.32%
------------------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund's returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be 6.29% and 4.32% for the one-year and lifetime periods, respectively. Returns for Class C would be 6.27% and 4.01% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Class existed for less than 10 years. Lehman Brothers Municipal Bond Index returns are for 10 years. Index returns for Class B and Class C lifetimes were 6.20% and 6.32%, respectively.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                          A         B         C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed on purchases
                                            as a percentage of offering price                         4.50%      none      none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales charge (load)
                                            as a percentage of original purchase price or
                                            redemption price, whichever is lower                       none(1)  4.00%(2)  1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed on reinvested
                                            dividends                                                  none      none      none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                             none      none      none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                         A          B         C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                            0.55%     0.55%     0.55%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                      0.25%     1.00%     1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                             0.17%     0.17%     0.17%
                                           -----------------------------------------------------------------------------------------
                                           Total annual fund operating expenses4                      0.97%     1.72%     1.72%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to                CLASS(6)                         A         B             B           C                C
help you compare the cost of                                                             (if redeemed)                (if redeemed)
investing in the Fund to the               -----------------------------------------------------------------------------------------
cost of investing in other                 1 year                         $544     $175          $575         $175            $275
mutual funds with similar                  -----------------------------------------------------------------------------------------
investment objectives. We                  3 years                        $745     $542          $767         $542            $542
show the cumulative amount of              -----------------------------------------------------------------------------------------
Fund expenses on a                         5 years                        $962     $933        $1,083         $933            $933
hypothetical investment of                 -----------------------------------------------------------------------------------------
$10,000 with an annual 5%                  10 years                     $1,586   $1,831        $1,831       $2,030          $2,030
return over the time shown.(5)             -----------------------------------------------------------------------------------------
This is an example only, and
does not represent future
expenses, which may be
greater or less than those
shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a CDSC will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first two years after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
(4) The investment manager has contracted to waive fees and pay expenses from October 31, 2001 through October 31, 2002 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total annual operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund:

The following information replaces the first bullet and table, respectively, under "Choosing a share Class -- Class A" on page 22 of the Funds' Prospectus:

o Class A shares have an up-front sales charge of up to 4.50% that you pay when you buy shares. Class A shares of Tax-Free USA Intermediate Fund have an up-front sales charge of up to 2.75%. The offering price for Class A shares includes the front-end sales charge.

Class A sales charges

                         Delaware Tax-Free USA Fund, Delaware Tax-Free            Delaware Tax-Free USA Intermediate Fund
                         Insured Fund, and Delaware National High-Yield
                                      Municipal Bond Fund
                                                               Dealer's                                             Dealer's
     Amount of        Sales charge as %     Sales charge    commission as     Sales charge    Sales charge as    commission as
      purchase        of offering price    as % of amount   % of offering       as % of         % of amount      % of offering
                                              invested          price        offering price       invested           price
------------------------------------------------------------------------------------------------------------------------------
 Less than $100,000          4.50%              4.71%            4.00%            2.75%             2.83%             2.35%
------------------------------------------------------------------------------------------------------------------------------
      $100,000
     but under
      $250,000               3.50%              3.63%            3.00%            2.00%             2.04%             1.75%
------------------------------------------------------------------------------------------------------------------------------
      $250,000
     but under
      $500,000               2.50%              2.56%            2.00%            1.00%             1.01%             0.75%
------------------------------------------------------------------------------------------------------------------------------
      $500,000
     but under
     $1 million              2.00%              2.04%            1.60%            1.00%             1.01%             0.75%
------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial advisor is paid a commission on your purchase, you will have to pay a limited CDSC, unless a specific waiver of the charge applies: of 1.00% if you redeem shares of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund or Delaware
National High-Yield Municipal Bond Fund within the first year and 0.50% if you redeem shares within the second year; and of 0.75% if you redeem shares of Delaware Tax-Free USA Intermediate Fund within the first year.

------------------------------------------------------------------------------------------------------------------------------------
    Amount of             Sales charge as %          Sales charge as %                       Dealer's commission as %
     purchase             of offering price          of amount invested                         of offering price
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Delaware Tax-Free USA
                                                                                Fund, Delaware Tax-Free
                                                                                   Insured Fund, and
                                                                                Delaware National High-
                                                                                  Yield Municipal Bond       Delaware Tax-Free USA
                              All Funds                  All Funds                        Fund                 Intermediate Fund
------------------------------------------------------------------------------------------------------------------------------------
 $1 million up to
    $5 million                   none                       none                         1.00%                       0.75%
------------------------------------------------------------------------------------------------------------------------------------
     Next $20
     million
    up to $25
     million                     none                       none                         0.50%                       0.50%
------------------------------------------------------------------------------------------------------------------------------------
   Amount over
   $25 million                   none                       none                         0.25%                       0.25%
------------------------------------------------------------------------------------------------------------------------------------

The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share
Class -- Class B" on page 23 of the Funds' Prospectus:

CLASS B

   o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. For Delaware Tax-Free USA Intermediate Fund, the CDSC is 2.00% during the first year, 1.00% during the second and third years, and 0.00% thereafter.

   o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

The date of this Supplement is September 16, 2002.

                      Delaware
                      Investments(SM)
                      -------------------------------------
                      A member of Lincoln Financial Group(R)














                       This page intentionally left blank